Segment Reporting (Details) - Schedule of revenue by major service categories - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue, Major Customer [Line Items]
Sales of graphite anode materials	$ 9,945,459
Member services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	95,974	217,374
Comprehensive tailored services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	93,059	1,308,326
Sponsorship advertising services [Member]
Revenue, Major Customer [Line Items]
Revenue, net		1,732,402
Consulting services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	6,440	64,641
Online services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	697	30,162
Other revenues [Member]
Revenue, Major Customer [Line Items]
Revenue, net	123,507	2,089,053
Revenue, net [Member]
Revenue, Major Customer [Line Items]
Revenue, net	$ 10,265,136	$ 5,441,958